Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

17. SUBSEQUENT EVENTS

Amendment to Senior Secured Debt

On February 9, 2017, the Company entered into Amendment No. 1 to the Second Amended and Restated Term Loan Agreement (the “Amendment”) with CRG. CRG and the Company are parties to that certain Second Amended and Restated Term Loan Agreement, dated as of May 3, 2016 (the “Loan Agreement”), pursuant to which CRG loaned $50,000,000 of senior secured debt to the Company. The Amendment (i) extends the interest only-period of the Loan Agreement by one year to March 31, 2022 from March 31, 2021; (ii) extends the time required prior to the initial required cash interest payments by one year to June 30, 2019 from June 30, 2018; (iii) extends the deadline for full payment under the Loan Agreement to March 31, 2022 from March 31, 2021, and (iv) reduces the Company’s minimum cash and cash equivalent requirements to $2,000,000 from the previous requirement of $5,000,000, except that if the Company does not consummate an underwritten public offering with gross proceeds of at least $40,000,000 by December 31, 2017, then the minimum cash covenant reverts back to $5,000,000.

Conversion of Senior Secured Debt and WCAS Note

On February 14, 2017, the Company, CRG and WCAS entered into a Series A Preferred Stock Purchase Agreement (the “Purchase Agreement”) pursuant to which CRG and WCAS each agreed to convert approximately half of the outstanding debt held by each of them, for a total of $27.5 million (the “Conversion Amount”), into shares of the Company’s to-be-created Series A Convertible Preferred Stock, par value $0.001 per share (the “Series A Preferred Stock”), at the offering price, with such conversion being contingent upon the completion of the proposed offering, as set forth in the executed agreement.

Registration Rights Agreement and Series A Preferred Stock

Contemporaneously with the execution of the Purchase Agreement, the Company also entered into a Registration Rights Agreement with each of CRG and WCAS (the “Registration Rights Agreement”) pursuant to which the Company has agreed, at the election of the holders of a majority of the Registrable Securities (as defined in the Registration Right Agreement) then outstanding at any time at least 90 days after the closing of the Conversion, to file a registration statement (the “Resale Registration Statement”) with the SEC within 90 days after the initial request to register 100% of the number of shares of common stock issuable upon conversion of the Series A Preferred Stock. Pursuant to the Registration Rights Agreement, the Company is required to use commercially reasonable efforts to have the Resale Registration Statement declared effective by the SEC as soon as practicable after the initial request and to use commercially reasonable efforts to keep the Resale Registration Statement effective until the date on which all securities under the Resale Registration Statement cease to be Registrable Securities, as set forth in the Registration Rights Agreement.

In connection with the execution and delivery of the Purchase Agreement and Registration Rights Agreement, the Company intends to file with the Secretary of State of Delaware prior to the Conversion a certificate of designation (the “Certificate of Designation”), setting forth the rights, preferences and privileges of the Series A Preferred Stock. The shares of Series A Preferred Stock will be convertible at the option of the holder at any time into shares of common stock at a conversion rate determined by dividing the Series A Original Issue Price by the Series A Conversion Price (both as defined in the Certificate of Designation) in effect at the time of conversion. This formula initially results in a one-to-one conversion ratio. The Series A Conversion Price is subject to adjustment for stock splits and the like subsequent to the date of issuance of the Series A Preferred Stock. On or after January 1, 2021, at the Company’s option, if the Company has achieved an average market capitalization of at least $300 million for its most recent fiscal quarter, the Company may elect to automatically convert all of the outstanding shares of Series A Preferred Stock into common stock.

The holders of shares of Series A Preferred Stock are entitled to receive annual dividends at a rate of $8 per every $100 of Series A Preferred Stock, payable either in cash or in shares of common stock, at each holder’s election. The shares of Series A Preferred Stock have no voting rights. The Company has the right to redeem all or less than all of the Series A Preferred Stock, at any time, at a price equal to the Series A Conversion Price, as adjusted, plus any accrued but unpaid dividends.

In the event of a Deemed Liquidation Event (as defined in the Certificate of Designation) the holders of Series A Preferred Stock are eligible to receive the greater of (i) the Conversion Amount plus accrued but unpaid dividends or (ii) what they would have received as a holder of common stock had they converted their shares of Series A Preferred Stock into shares of common stock immediately prior to the Deemed Liquidation Event. To the extent permitted under Delaware law, the holders of shares of Series A Preferred Stock have the right to prevent the Company from liquidating, dissolving, amending its governing documents in a manner that affects the rights of the Series A Preferred Stock, authorizing shares of capital stock on parity or senior to the Series A Preferred Stock, or issuing any shares of Series A Preferred Stock to any individual, entity or person other than CRG or WCAS.

Reverse Stock Split and Increase in Authorized Series A Preferred Stock

In January 2017, the Company’s Board of Directors approved a proposal for a reverse stock split in any ratio up to 1-for-10 of the Company’s common stock and an increase in the number of shares of preferred stock the Company is authorized to issue to 50,000,000. This proposal is pending stockholder approval. All share numbers reflected in this filing are on a pre-split basis and do not reflect the proposed reverse stock split.